Liquidity and Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Going Concern [Abstract]
Net loss	$ (65,393)	$ (57,720)
Cash in operations	16,100
Accumulated deficit	(461,801)	(396,408)
Working capital	1,900
Cash and cash equivalents	$ 3,512	$ 894	$ 22,932